Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Abstract]
Summary of Assets and Liabilities Held for Sale
As at December 31, 2017	E&E Assets	PP&E	Decommissioning Liabilities
Conventional	-	568	454
Deep Basin	46	434	149
	46	1,002	603

Results of Discontinued Operations

The following table presents the results of discontinued operations, including asset sales:

For the years ended December 31,	2018	2017	2016
Revenues
Gross Sales	14	1,309	1,267
Less: Royalties	3	174	139
	11	1,135	1,128
Expenses
Transportation and Blending	1	167	186
Operating	(28)	426	444
Production and Mineral Taxes	1	18	12
(Gain) Loss on Risk Management	-	33	(58)
Operating Margin	37	491	544
Depreciation, Depletion and Amortization	-	192	567
Exploration Expense	-	2	-
Finance Costs	1	80	102
Earnings (Loss) From Discontinued Operations Before Income Tax	36	217	(125)
Current Tax Expense (Recovery)	-	24	86
Deferred Tax Expense (Recovery)	9	33	(125)
After-tax Earnings (Loss) From Discontinued Operations	27	160	(86)
After-tax Gain (Loss) on Discontinuance (1)	220	938	-
Net Earnings (Loss) From Discontinued Operations	247	1,098	(86)

(1)	Net of deferred tax expense of $81 million in 2018 (2017 – $347 million).

Summary of Cash Flows from Discontinued Operations

Cash flows from discontinued operations reported in the Consolidated Statement of Cash Flows are:

For the years ended December 31,	2018	2017	2016
Cash From (Used in) Operating Activities	36	448	435
Cash From (Used in) Investing Activities	404	2,993	(168)
Net Cash Flow	440	3,441	267